Subsequent Events (Details Narrative) - Director [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2014
Line of credit		$ 1,100,000
Debt due date		Apr. 30, 2015
Subsequent Event [Member]
Line of credit	$ 1,000,000
Debt due date	Jan. 31, 2016